ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS - Schedule of Accounts Receivable and Customer Deposits (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CUSTOMER DEPOSITS
Accounts receivable	$ 354,790	$ 196,204
Less: Allowance for doubtful accounts	(27,000)	(111,000)
Total	$ 327,790	$ 85,204